iShares®

iShares Trust and iShares, Inc.

Supplement dated June 27, 2025 (the “Supplement”) to the currently effective

Statement of Additional Information (“SAI”)

for the Funds listed in Appendix A (each, a “Fund” and collectively, the “Funds”)

Effective April 1, 2025, the Portfolio Managers for each Fund are Jennifer Hsui, Paul Whitehead, Matt Waldron, Peter Sietsema, and Steven White. Accordingly, the following changes were made:

In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the following table listing each Portfolio Manager’s other types of portfolios and/or accounts (excluding the series of iShares, Inc., iShares Trust and iShares U.S. ETF Trust) is deleted in its entirety and replaced with the following as of February 28, 2025:

Jennifer Hsui

Types of Accounts	Number	Total Assets

Registered Investment Companies	94	$306,291,000,000

Other Pooled Investment Vehicles	4	900,000

Other Accounts	0	N/A

Paul Whitehead

Types of Accounts	Number	Total Assets

Registered Investment Companies	95	$308,286,000,000

Other Pooled Investment Vehicles	344	1,168,725,000,000

Other Accounts	137	775,965,000,000

Matt Waldron

Types of Accounts	Number	Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Peter Sietsema

Types of Accounts	Number	Total Assets

Registered Investment Companies	58	$136,896,000,000

Other Pooled Investment Vehicles	3	104,000,000

Other Accounts	4	4,519,000,000

Steven White

Types of Accounts	Number	Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

1. In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the following is added to the table listing each Portfolio Manager’s portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts as of February 28, 2025:

Jennifer Hsui

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Paul Whitehead

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Matt Waldron

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Peter Sietsema

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

Steven White

Types of Accounts	Number of Other Accounts with Performance Fees Managed by Portfolio Manager	Aggregate of Total Assets

Registered Investment Companies	0	N/A

Other Pooled Investment Vehicles	0	N/A

Other Accounts	0	N/A

2. In the section “Investment Advisory, Administrative and Distribution Services – Portfolio Managers” of the Fund’s SAI, the following information as of February 28, 2025 is added to the table listing each Portfolio Manager’s beneficial ownership of shares of the Funds for which they are primarily responsible for the day-to-day management:

Jennifer Hsui

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares Core MSCI EAFE ETF	X

iShares Core MSCI Emerging Markets ETF				X

iShares Core S&P 500 ETF				X

iShares Core S&P Mid-Cap ETF				X

iShares Core S&P Small-Cap ETF				X

iShares ESG Aware MSCI EM ETF		X

iShares Expended Tech Sector ETF		X

iShares MSCI EAFE ETF			X

iShares MSCI Emerging Markets ETF	X

iShares MSCI USA ESG Select ETF		X

iShares Russell 3000 ETF				X

iShares S&P 500 Value ETF	X

iShares U.S. Utilities ETF			X

Paul Whitehead

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares Core Dividend Growth ETF	X

iShares Core MSCI Emerging Markets ETF	X

iShares Core S&P 500 ETF		X

iShares Global Tech ETF	X

iShares MSCI EAFE ETF	X

iShares MSCI USA Quality Factor ETF	X

iShares MSCI USA Min Vol Factor ETF	X

iShares Russell 1000 ETF	X

iShares S&P 100 ETF	X

iShares S&P 500 Growth ETF	X

iShares U.S. Technology ETF	X

Matthew Waldron

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares MSCI Europe Small-Cap ETF	X

iShares MSCI Germany ETF		X

iShares MSCI USA ETF		X

iShares U.S. Oil Equipment & Services ETF	X

Peter Sietsema

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares U.S. Small-Cap Equity Factor ETF		X

Steven White

Dollar Range
	$1 to $10k	$10,001 to $50k	$50,001 to $100k	$100,001 to $500k	$500,001 to $1m	over $1m

iShares Exponential Technologies ETF		X

iShares MSCI ACWI ETF			X

iShares MSCI Global Min Vol Factor ETF			X

iShares MSCI USA ESG Select ETF		X

iShares Russell 3000 ETF		X

3. All references to Greg Savage are hereby removed for the Funds.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

Appendix A

iShares Asia/Pacific Dividend ETF

iShares China Large-Cap ETF

iShares Core High Dividend ETF

iShares Emerging Markets Dividend ETF

iShares Environmentally Aware Real Estate ETF

iShares Global Clean Energy ETF

iShares Global Equity Factor ETF

iShares Global REIT ETF

iShares International Developed Real Estate ETF

iShares International Equity Factor ETF

iShares International Select Dividend ETF

iShares International Small-Cap Equity Factor ETF

iShares MSCI EAFE Growth ETF

iShares MSCI EAFE Min Vol Factor ETF

iShares MSCI EAFE Small-Cap ETF

iShares MSCI EAFE Value ETF

iShares MSCI Europe Small-Cap ETF

iShares MSCI Intl Momentum Factor ETF

iShares MSCI Intl Quality Factor ETF

iShares MSCI Intl Value Factor ETF

iShares Select Dividend ETF

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

IS-SUPP-PM1-0625

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